SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases
Operating lease obligations, Total	$ 5,097	$ 5,609
Operating lease obligations, Less than 1 Year	312
Operating lease obligations, 1 to 3 Years	1,986
Operating lease obligations, 3 to 5 Years	875
Operating lease obligations, After 5 Years	$ 1,924
Operating lease obligations, Total		5,609
Operating lease obligations, Less than 1 Year		1,235
Operating lease obligations, 1 to 3 Years		1,657
Operating lease obligations, 3 to 5 Years		793
Operating lease obligations, After 5 Years		$ 1,924